Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2018	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Goodwill	$ 18,293		$ 18,293	$ 10,050	$ 10,050		$ 9,410
Amortization of intangible assets	$ 649	$ 248	627	559
Adjustment of goodwill			640
Increase in stock options and warrants of share holders holders equity due to adjustment on goodwill					$ 640
PSB Bancshares, Inc
Finite Lived Intangible Assets [Line Items]
Goodwill						$ 8,243
Core Deposits
Finite Lived Intangible Assets [Line Items]
Core deposit intangible			$ 7,413	2,763			$ 2,800
Accelerated method for amortization			8 years
Amortization of intangible assets			$ 474	$ 559
Core Deposits | PSB Bancshares, Inc
Finite Lived Intangible Assets [Line Items]
Core deposit intangible						$ 4,650
Accelerated method for amortization			10 years
Amortization of intangible assets			$ 153